SIGNIFICANT ACCOUNTING POLICIES - Significant Risks and Uncertainties (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2019 USD ($)
Currency risk
Gradual increase in basis	1.00%			1.00%
pre-tax income	$ 65.4	$ 8.4
Gradual decrease in basis	1.00%	1.00%
Pre-tax loss	$ 65.4	$ 8.4
China, Yuan Renminbi
Currency risk
Net liabilities	$ 262.9			$ 33.9	$ 94.3	$ 12.1
Estimated depreciation of Renminbi against the U.S. dollar (as a percent)	10.00%			10.00%	10.00%	10.00%
Appreciation in pre tax income		3.4	$ 1.2
Estimated appreciation of Renminbi against the U.S. dollar (as a percent)	10.00%			10.00%	10.00%	10.00%
Depreciation in pre tax income		$ 3.4	$ 1.2